UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

                                May 31, 2007 to August 9, 2007

Commission File Number of issuing entity:         333-140399-01

SERIES 2007-1G WST TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:         333-140399

WESTPAC SECURITISATION MANAGEMENT PTY LIMITED (ABN 73 081 709 211)

(Exact name of depositor as specified in its charter)

WESTPAC BANKING CORPORATION (ABN 33 007 457 141)

(Exact name of sponsor as specified in its charter)

NEW SOUTH WALES, AUSTRALIA

(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable

(I.R.S. Employer Identification No.)

Level 20, 275 Kent Street, Sydney NSW 2000, Australia	Not Applicable
(Address of principal executive offices of the issuing entity)	(Zip Code)

(011) 612-9293-9270

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Series 2007-1G WST Trust, Class A-2a Mortgage Backed Floating Rate Notes			X	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

EXPLANATORY NOTE

This Form 10-D/A amends and restates the following information on the Form 10-D filed with the Commission on September 5, 2007. These revisions did not affect payments to noteholders. This Form 10-D/A does not otherwise amend the original Form 10-D filed with the Commission on September 5, 2007.

PART I - DISTRIBUTION INFORMATION

ITEM 1.	Distribution and Pool Performance Information.

In the Form 10-D for the Coupon Period ending August 21, 2007, the Quarterly Percentage is changed from 0.2511% to 0.0498% on the Summary Page; and on the Initial Principal Distributions Page, as part of the Principal Allocation section, the Average Quarterly Percentage is changed from 0.2511% to 0.0498%.

PART II - OTHER INFORMATION

ITEM 2.	Legal Proceedings.

Nothing to report.

ITEM 3.	Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4.	Default Upon Senior Securities.

Nothing to report.

ITEM 5.	Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6.	Significant Obligors of Pool Assets.

Not applicable.

ITEM 7.	Significant Enhancement Provider Information.

Nothing to report.

ITEM 8.	Other Information.

Nothing to report.

ITEM 9.	Exhibits.

(a)	Documents filed as part of this report:

None.

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 1.1           Underwriting Agreement, dated as of May 24, 2007, among Westpac Securitisation Management Pty Limited, J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee and Barclays Capital Inc., J.P.

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Morgan Securities Inc., HSBC Securities (USA) Inc., in their capacity as Representatives of the Underwriters (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 4.2         Series Notice, dated May 29, 2007, between J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Westpac Securitisation Management Pty Limited and others (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 4.3         Security Trust Deed, dated May 23, 2007, among BNY Trust (Australia) Registry Limited, in its capacity as Security Trustee, The Bank of New York, in its capacity as Note Trustee, Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager, and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 4.4         Note Trust Deed, dated May 29, 2007, among The Bank of New York, in its capacity as Note Trustee, Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 4.5         Agency Agreement, dated May 29, 2007, among J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager, The Bank of New York, in its capacity as Note Trustee, Principal Paying Agent and Note Registrar and The Bank of New York, London Branch, in its capacity as Calculation Agent (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 4.6         Amendment Deed, dated May 31, 2007, between J.P. Morgan Trust Australia, in its capacity as Issuer Trustee, Westpac Securitisation Management Pty Limited and others (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 10.2         Liquidity Facility Agreement, dated May 29, 2007, among J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Westpac Banking Corporation, in its capacity as Liquidity Facility Provider, and Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007) *

Exhibit         10.4 Redraw Facility Agreement, dated May 29, 2007, among J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Westpac Banking Corporation, in its capacity as Redraw Facility Provider, and Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 10.5         Class A2a Fixed Rate Basis Swap, dated May 29, 2007, between Westpac Banking Corporation, in its capacity as Interest Rate Swap Provider, and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 10.6         Class A2a Variable Rate Basis Swap, dated May 29, 2007, between Westpac Banking Corporation, in its capacity as Interest Rate Swap Provider, and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

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Exhibit 10.7         Class A2a Currency Swap, dated May 29, 2007, among Westpac Securitisation Management Pty Limited, in its capacity as Trust Manager, Westpac Banking Corporation, as US$ Currency Swap Provider, and J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 10. 8         Genworth Financial Mortgage Insurance Pty Ltd Pool Insurance Policy, dated May 30, 2007, among J.P. Morgan Trust Australia Limited, in its capacity as Issuer Trustee, Genworth Financial Mortgage Insurance Pty Ltd and Westpac Banking Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 10.9         Subservicing Agreement, dated May 25, 2007, between EDS (Business Process Administration) Pty Limited, in its capacity as Subservicer, and Westpac Banking Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

Exhibit 99.1         August 2007 Quarterly Noteholder Report (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 10-D filed by the Issuing Entity with the Commission on September 5, 2007). *

* Previously filed.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Westpac Securitisation Management Pty Limited
(Depositor)

Date: December 19, 2007	/s/ James O’Dwyer (Signature)

	Name:	James O’Dwyer

	Title:	Manager Securitisation

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